CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Convertible Preferred Shares | Convertible Preferred Shares | Series C preferred warrants | Mariadb Corporation Ab
Increase (Decrease) in Temporary Equity
Exercise of Preferred Share Warrants	$ 890,000
Exercise of Preferred Share Warrants (in shares)	587,769
Convertible Preferred Shares | Convertible Preferred Shares | Previously Reported
Increase (Decrease) in Temporary Equity
Balance at the beginning of period	$ 106,226,000
Balance at the beginning of period (in shares)	125,343,885
Balance at the end of period	$ 206,969,000	$ 106,226,000
Balance at the end of period (in shares)	183,565,242	125,343,885
Convertible Preferred Shares | Convertible Preferred Shares | Recapitalization
Increase (Decrease) in Temporary Equity
Balance at the beginning of period	$ (96,744,873)
Balance at the end of period		$ (96,744,873)
Balance at the end of period (in shares)	(141,682,189)
Convertible Preferred Shares | Convertible Preferred Shares | Mariadb Corporation Ab
Increase (Decrease) in Temporary Equity
Balance at the beginning of period	$ 106,226,000	$ 106,226,000
Balance at the beginning of period (in shares)	125,343,885	125,343,885
Issuance of Class D Preferred Shares	$ 99,853,000
Issuance of Class D Preferred Shares (in shares)	57,633,588
Balance at the end of period	$ 206,969,000	$ 106,226,000
Balance at the end of period (in shares)	183,565,242	125,343,885
Convertible Preferred Shares | Convertible Preferred Shares
Increase (Decrease) in Temporary Equity
Balance at the beginning of period	$ 106,226,000
Balance at the beginning of period (in shares)	28,599,012
Balance at the end of period	$ 206,969,000	$ 106,226,000
Balance at the end of period (in shares)	41,883,053	28,599,012
Ordinary Shares | Previously Reported
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period (in shares)	51,107,130
Balance at the end of period (in shares)	60,764,711	51,107,130
Ordinary Shares | Recapitalization
Increase (Decrease) in Temporary Equity
Balance at the beginning of period	$ 117,000
Balance at the end of period		$ 117,000
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period (in shares)	(39,446,303)
Balance at the end of period	$ 139,000
Balance at the end of period (in shares)	(46,900,367)	(39,446,303)
Ordinary Shares | Mariadb Corporation Ab
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period (in shares)	51,107,130	49,146,308
Exercise of share options (in shares)	9,657,581	1,960,822
Balance at the end of period (in shares)	60,764,711	51,107,130
Ordinary Shares
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period	$ 117,000
Balance at the beginning of period (in shares)	11,660,827
Balance at the end of period	$ 139,000	$ 117,000
Balance at the end of period (in shares)	13,864,344	11,660,827
Additional Paid-In Capital | Previously Reported
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period	$ 6,440,000
Balance at the end of period	11,482,000	$ 6,440,000
Additional Paid-In Capital | Recapitalization
Increase (Decrease) in Temporary Equity
Balance at the beginning of period	(117,000)
Balance at the end of period		(117,000)
Increase (Decrease) in Stockholders' Equity
Balance at the end of period	(139,000)
Additional Paid-In Capital | Mariadb Corporation Ab
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period	6,440,000	5,748,000
Exercise of share options	1,116,000	174,000
Issuance of Common Shares as consideration for CubeWerx and Sector 42 acquisition	2,056,000
Share-based compensation	1,870,000	518,000
Balance at the end of period	11,482,000	6,440,000
Additional Paid-In Capital
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period	6,323,000
Balance at the end of period	11,343,000	6,323,000
Comprehensive Income (Loss) | Previously Reported
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period	(7,477,000)
Balance at the end of period	(9,305,000)	(7,477,000)
Comprehensive Income (Loss) | Mariadb Corporation Ab
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period	(7,477,000)	(8,131,000)
Other comprehensive income (loss)	(1,828,000)	654,000
Balance at the end of period	(9,305,000)	(7,477,000)
Comprehensive Income (Loss)
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period	(7,477,000)
Balance at the end of period	(9,305,000)	(7,477,000)
Accumulated Deficit | Previously Reported
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period	(150,020,000)
Balance at the end of period	(197,523,000)	(150,020,000)
Accumulated Deficit | Mariadb Corporation Ab
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period	(151,669,000)	(126,227,000)
Net loss	(48,651,000)	(25,442,000)
Balance at the end of period	(200,320,000)	(151,669,000)
Accumulated Deficit
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period	(150,020,000)
Balance at the end of period	(197,523,000)	(150,020,000)
Previously Reported
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period	(151,057,000)
Balance at the end of period	(195,346,000)	(151,057,000)
Mariadb Corporation Ab
Increase (Decrease) in Temporary Equity
Balance at the beginning of period	$ 106,226,000
Balance at the beginning of period (in shares)	125,343,885
Balance at the end of period	$ 206,969,000	$ 106,226,000
Balance at the end of period (in shares)	183,565,242	125,343,885
Increase (Decrease) in Stockholders' Equity
Balance at the beginning of period	$ (152,706,000)	$ (128,610,000)
Exercise of share options	$ 1,116,000	174,000
Exercise of share options (in shares)	9,657,581
Issuance of Common Shares as consideration for CubeWerx and Sector 42 acquisition	$ 2,056,000
Share-based compensation	1,870,000	518,000
Other comprehensive income (loss)	(1,828,000)	654,000
Net loss	(48,651,000)	(25,442,000)
Balance at the end of period	$ (198,143,000)	$ (152,706,000)
Balance at the beginning of period (in shares)	125,343,885
Balance at the end of period	$ 206,969,000
Balance at the end of period (in shares)	41,883,053	125,343,885
Balance at the beginning of period	$ (151,057,000)
Balance at the end of period	$ (195,346,000)	$ (151,057,000)